Property, plant and equipment - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	€ 44,285	€ 14,281	€ 9,939
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	39,500	8,900	5,000
Research and development expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	3,600	4,700	4,100
Sales and marketing expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	700	400	500
General and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization and impairment	€ 600	€ 300	€ 300
Minimum | Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Minimum | Manufacturing and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Minimum | Furniture, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	4 years
Minimum | Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Maximum | Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	40 years
Maximum | Manufacturing and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	15 years
Maximum | Furniture, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Maximum | Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years